Financial Instruments and Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Measurements

NOTE 17 – FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

The Company follows the provisions of the authoritative guidance for fair value measurements, which addresses how companies should measure fair value when they are required to use a fair value measure for recognition or disclosure purposes under generally accepted accounting principles.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The guidance related to fair value measures establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The guidance describes three levels of inputs that may be used to measure fair value:

Level 1

Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as certain U.S. Treasury, other U.S. Government and agency asset backed debt securities that are highly liquid and are actively traded in over-the-counter markets.

Level 2

Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, and other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3

Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

NOTE 17 – FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Continued)

The Company’s assets and liabilities measured at fair value on a recurring and non-recurring basis and any associated losses for the years ended December 31, 2013 and 2012 are summarized below (in thousands):

	Fair value measurements						Assets/ liabilities at fair value		Total losses
	Level 1		Level 2		Level 3
December 31, 2013:
Recurring:
Assets:
Available-for-sale debt securities:
Corporate bonds	$	−		$20,615	$	−		$20,615	$	−
Debt securities issued by U.S. government agencies		−		19,527		−		19,527		−
U.S. Treasury notes		7,638		−		−		7,638		−
		7,638		40,142		−		47,780		−
Available-for-sale equity securities		9,420		−		−		9,420		−
Money market funds		12,080		−		−		12,080		−
Certificates of deposit		−		3,950		−		3,950		−
Total available-for-sale investments		29,138		44,092		−		73,230		−
Deposits held in money market funds		643		4,238		−		4,881		−
		$29,781		$48,330	$	−		$78,111	$	−
Liabilities:
Interest rate swaps	$	−		$(1,437)	$	−		$(1,437)	$	−
Non-recurring:
Assets:
Hospitals available for sale	$	−	$	−		$3,358		$3,358		$(9,964)
Property and equipment		−		−		2,888		2,888		(11,743)
Goodwill – home health		−		−		112,378		112,378		(76,082)
	$	−	$	−		$118,624		$118,624		$(97,789)
Liabilities	$	−	$	−	$	−	$	−	$	−
December 31, 2012:
Recurring:
Assets:
Available-for-sale debt securities:
Corporate bonds	$	−		$21,454	$	−		$21,454	$	−
Debt securities issued by U.S. government agencies		−		16,713		−		16,713		−
U.S. Treasury notes		6,134		−		−		6,134		−
		6,134		38,167		−		44,301		−
Available-for-sale equity securities		13,025		−		−		13,025		−
Money market funds		7,438		−		−		7,438		−
Certificates of deposit		−		5,104		−		5,104		−
Total available-for-sale investments		26,597		43,271		−		69,868		−
Deposits held in money market funds		347		3,978		−		4,325		−
		$26,944		$47,249	$	−		$74,193	$	−
Liabilities:
Interest rate swaps	$	−		$(2,649)	$	−		$(2,649)	$	−
Non-recurring:
Assets:
Hospital available for sale	$	−	$	−		$105		$105		$(569)
Property and equipment		−		−		286		286		(3,630)
Goodwill – skilled nursing rehabilitation services		−		−		−		−		(107,899)
Intangible assets – Medicare license		−		−		−		−		(2,530)
	$	−	$	−		$391		$391		$(114,628)
Liabilities	$	−	$	−	$	−	$	−	$	−

NOTE 17 – FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Continued)

Recurring measurements

The Company’s available-for-sale investments held by its limited purpose insurance subsidiary consist of debt securities, equities, money market funds and certificates of deposit. These available-for-sale investments and the insurance subsidiary’s cash and cash equivalents of $175.7 million as of December 31, 2013 and $136.5 million as of December 31, 2012, classified as insurance subsidiary investments, are maintained for the payment of claims and expenses related to professional liability and workers compensation risks.

The Company also has available-for-sale investments totaling $3.6 million as of December 31, 2013 and $3.7 million as of December 31, 2012 related to a deferred compensation plan that is maintained for certain of the Company’s current and former employees.

The fair value of actively traded debt and equity securities and money market funds are based upon quoted market prices and are generally classified as Level 1. The fair value of inactively traded debt securities and certificates of deposit are based upon either quoted market prices of similar securities or observable inputs such as interest rates using either a market or income valuation approach and are generally classified as Level 2. The Company’s investment advisors obtain and review pricing for each security. The Company is responsible for the determination of fair value and as such the Company reviews the pricing information from its advisors in determining reasonable estimates of fair value. Based upon the Company’s internal review procedures, there were no adjustments to the prices during 2013 or 2012.

The Company’s deposits held in money market funds consist primarily of cash and cash equivalents for the Company’s insurance programs and for general corporate purposes.

The fair value of the derivative liability associated with the interest rate swaps is estimated using industry-standard valuation models, which are Level 2 measurements. Such models project future cash flows and discount the future amounts to a present value using market-based observable inputs, including interest rate curves. See Note 12.

The following table presents the carrying amounts and estimated fair values of the Company’s financial instruments. The carrying value is equal to fair value for financial instruments that are based upon quoted market prices or current market rates. The Company’s long-term debt is based upon Level 2 inputs.

	2013		2012
(In thousands)	Carrying value	Fair value	Carrying value	Fair value
Cash and cash equivalents	$35,972	$35,972	$50,007	$50,007
Cash–restricted	3,713	3,713	5,197	5,197
Insurance subsidiary investments	245,389	245,389	202,592	202,592
Tax refund escrow investments	205	205	207	207
Long-term debt, including amounts due within one year (excluding capital lease obligations totaling $0.6 million at December 31, 2012)	1,587,608	1,630,192	1,657,039	1,630,649

Non-recurring measurements

In connection with the preparation of the Company’s operating results for the fourth quarter of 2013, the Company determined that the impact of regulatory changes announced on November 22, 2013 related to the Company’s home health reporting unit was an impairment triggering event. The regulatory changes resulted from action by CMS to, among other changes, rebase home health payment rates by reducing the national standardized 60 day episode payment rate by 2.8% in each of the next four years beginning January 1, 2014. The Company tested the recoverability of the home health reporting unit goodwill, other intangible assets and long-lived assets. The Company recorded a pretax impairment charge aggregating $76.1 million in the fourth quarter of 2013 to reflect the amount by which the carrying value of its home health reporting unit exceeded the estimated fair value. The Company determined that other intangible assets and long-lived assets in the home health reporting unit were not impaired.

NOTE 17 – FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Continued)

Non-recurring measurements (Continued)

In the fourth quarter of 2013, the Company reviewed the long-lived assets related to the planned divestiture and pending offer for a TC hospital held for sale and determined its property and equipment was impaired. As a result, the Company recorded a pretax loss on divestiture of $8.6 million in discontinued operations. The fair value of the assets were measured using a Level 3 input of the pending offer.

During the year ended December 31, 2013, the Company recorded an asset impairment charge of $7.9 million related to leasehold improvements of the 2013 Expiring Facilities. These charges reflect the amount by which the carrying value exceeded its estimated fair value. The fair value of property and equipment was measured using Level 3 inputs such as replacement costs adjusted for depreciation, economic obsolescence and inflation.

During the year ended December 31, 2013, the Company reduced the fair value of a hospital held for sale based upon a pending offer, which resulted in a pretax loss of $1.4 million in other operating expenses in continuing operations. The fair value of the assets were measured using a Level 3 input of the pending offer.

In July 2011, CMS issued the 2011 CMS Rules. The Company recorded pretax impairment charges aggregating $3.8 million (including $1.1 million in continuing operations) and $3.0 million (including $1.0 million in continuing operations) for the years ended December 31, 2013 and December 31, 2012, respectively, for property and equipment expenditures in the nursing center asset groups that were determined to be impaired by the 2011 CMS Rules. These charges reflected the amount by which the carrying value of certain assets exceeded their estimated fair value. The fair value of property and equipment was measured using Level 3 inputs such as replacement costs factoring in depreciation, economic obsolesce and inflation trends.

At September 30, 2012, the Company reviewed the indefinite-lived and long-lived assets related to the divestiture of a TC hospital and determined its indefinite-lived Medicare license and property and equipment were impaired. As a result, the Company recorded a pretax loss on divestiture of $3.2 million in discontinued operations. The fair value of the assets were measured using a Level 3 input of the offer.

In September 2012, the Company reduced the fair value of a hospital held for sale based upon a pending offer, which resulted in a pretax loss of $0.5 million recorded in discontinued operations. The primary reason for the reduction was the general deterioration in the real estate market where the hospital is located. The fair value of the asset was measured using a Level 3 input of the pending offer.

In connection with the preparation of the Company’s operating results for the fourth quarter of 2012, the Company determined that the impact of regulatory changes related to the Company’s skilled nursing rehabilitation services reporting unit was a triggering event in the fourth quarter of 2012, simultaneously with the Company’s annual impairment test. The regulatory changes included a new pre-payment manual medical review process for certain Medicare Part B services exceeding $3,700 which became effective October 1, 2012 and new rules which became effective April 1, 2013 under the Taxpayer Relief Act that reduced Medicare Part B payments by an additional 25% for subsequent procedures when multiple therapy services are provided on the same day. The Company tested the recoverability of its skilled nursing rehabilitation services reporting unit goodwill, other intangible assets and long-lived assets. The Company recorded a pretax impairment charge aggregating $107.9 million (which represented the entire skilled nursing rehabilitation services reporting unit goodwill) in the fourth quarter of 2012 to reflect the amount by which the carrying value of goodwill exceeded the estimated fair value. The impairment charge did not impact the Company’s cash flows or liquidity. The fair value of goodwill was measured using both Level 2 and Level 3 inputs such as discounted cash flows, market multiple analysis, replacement costs and sales comparison methodologies.